Share-Based Payment - Schedule of Movement in Share-Based Payment (Details) - $ / shares		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Share-based Payments
Number of options, Outstanding		2,213,812	2,425,192
Number of options, Granted		215,008
Number of options, Exercised		(246,262)
Number of options, Expired		(526,917)	(59,765)
Number of options, Forfeited		(72,666)	(44,665)
Number of options, Outstanding		1,582,975	2,320,762
Number of options, Exercisable		783,442	1,217,329
Weighted average of exercise price, Outstanding	[1]	$ 7.1	$ 6.6
Weighted average of exercise price, Granted	[1]	5.52
Weighted average of exercise price, Exercised	[1]	5.80
Weighted average of exercise price, Expired	[1]	6.00	7.45
Weighted average of exercise price, Forfeited	[1]	6.77	7.18
Weighted average of exercise price, Outstanding	[1]	7.47	6.57
Weighted average of exercise price, Exercisable	[1]	$ 8.04	$ 7.50

[1]	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of September 30, 2020.